Provisions (Tables)	6 Months Ended
Jun. 30, 2019
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Summary of Provisions

	Restructuring	Onerous/ unfavorable contracts	Provisions related to other taxes	Contingent consideration	Other	Total
	€m	€m	€m	€m	€m	€m
Balance as of January 1. 2019	12.3	68.8	5.8	1.5	25.3	113.7
Impact of transition to IFRS 16	—	(66.9)	—	—	—	(66.9)
Restated balance as of January 1, 2019	12.3	1.9	5.8	1.5	25.3	46.8
Additional provision in the period	—	—	0.1	—	3.0	3.1
Acquired through business combinations	—	—	—	—	1.9	1.9
Release of provision	—	—	—	—	(0.6)	(0.6)
Utilization of provision	(3.8)	(0.5)	—	(1.5)	(0.6)	(6.4)
Foreign exchange	—	0.2	—	—	—	0.2
Balance at June 30, 2019	8.5	1.6	5.9	—	29.0	45.0

Analysis of total provisions:		June 30, 2019		December 31, 2018	Impact of transition to IFRS 16	Restated balance as of December 31, 2018
Current		39.1		44.3	(3.6)	40.7
Non-current		5.9		69.4	(63.3)	6.1
Total		45.0		113.7	(66.9)	46.8